Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / ft³	Dec. 31, 2021 USD ($) $ / ft³	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Average production costs			$ 13.9
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves	$ 3,241,000	$ 1,512,000	$ 738,000	$ 775,000
Trafigura Agreement [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Proportion of ownership interest in joint venture	20.00%
Venture agreement [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Percentage of Sale of Interest in Oil Gas Properties	10.00%	10.00%
Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel				55.9
MEXICO
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves		$ 24,000,000
Bottom of range [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel			42
Bottom of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	54.99	41.97
Bottom of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	26.87	19.16
Bottom of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet | $ / ft³	3.92	2.81
Top of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	72.32	54.99
Top of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	31.19	26.87
Top of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet | $ / ft³	4.86	3.92